Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) including noncontrolling interest	$ 22	$ 3,299	$ (2,592)	$ 25,388	$ 27,296
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	37,101	63,641	119,868	73,957	68,909
Deferred income taxes	(76)	(560)	21,652	14,274	(17,504)
Stock-based compensation expense				6,333
Loss on sale or disposal of inventory			954	20	1,463
Impairment of equity method investment				2,044	5,156
Changes in assets and liabilities:
Accounts and revenues receivable	1,823	4,918	4,049	6,941	687
Insurance receivable					6,050
Income tax receivables	161	1,761	680	837	(2,955)
Other current assets	(4,084)	(6,752)	666	(815)	2,370
Change in derivatives, net	962	8,086	10,076	(4,815)	23,670
Accounts payable and accrued liabilities	16,296	(6,352)	(22,118)	36,137	(5,219)
Current taxes payable	(301)	(323)	(86)	(526)	610
Interest payable on Senior Notes	1,563			1,202	5,048
Revenues payable	(8,204)	(7,468)	(4,732)	11,484	(1,372)
Other long-term liabilities	(132)	(10)	(139)	467
Net cash provided by operating activities	45,131	60,240	128,278	172,928	114,209
Investing activities
Change in investments					150
Change in advances from joint interest partners	(85)	(197)	(934)	1,019	(1,052)
Payment of prepaid drilling expenses		(1,000)		(555)
Additions to oil and gas properties and equipment	(77,181)	(120,102)	(180,500)	(227,623)	(86,936)
Purchase of noncontrolling interest				(21,000)
Proceeds from net sales of oil and gas properties	17,320	2,015	26,427	2,125
Net cash provided by (used in) investing activities	(59,946)	(119,284)	(155,007)	(246,034)	(87,838)
Financing activities
Proceeds from revolving credit facility			50,000
Proceeds from borrowings	6,757	58,212	7,101	8,037	8,874
Payments on borrowings	(53,119)	(3,345)	(7,204)	(7,347)	(119,024)
Deferred loan costs				(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,500			51,250	148,629
Deferred bond costs	(1,540)			(1,510)	(6,701)
Payment of dividends	(1,563)	(3,125)	(6,250)	(6,063)	(6,000)
Other			10	(81)	(5)
Net cash provided by (used in) financing activities	2,035	51,742	43,657	43,817	25,773
Increase (decrease) in cash and cash equivalents	(12,780)	(7,302)	16,928	(29,289)	52,144
Cash and cash equivalents, beginning of period	68,671	51,743	51,743	81,032	28,888
Cash and cash equivalents, end of period	$ 55,891	$ 44,441	$ 68,671	$ 51,743	$ 81,032